Stock-based compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019
Number of Shares Available for Grant
Number of shares available for grant, beginning balance (in shares)	1,588,600	33,712	33,712	184,808
Number of shares available for grant, ending balance (in shares)		1,588,600		33,712
Number of Shares Underlying Outstanding Options
Number of shares underlying outstanding options, beginning balance (in shares)	25,732,503	1,599,645	1,599,645	977,513
Number of shares underlying outstanding options, options exercised (in shares)	(727,116)	(12,221,364)		(8,545)
Number of shares underlying outstanding options, options granted (in shares)	645,796	37,663,242		913,090
Number of shares underlying outstanding options, options cancelled (in shares)	(432,918)
Number of shares underlying outstanding options, ending balance (in shares)	25,218,265	25,732,503		1,599,645
Number of shares underlying outstanding options, vested and expected to vest (in shares)	25,218,265	25,732,503
Number of shares underlying outstanding options, exercisable (in shares)	7,406,315	5,135,847
Weighted- Average Exercise Price per Share
Weighted average exercise price, beginning balance (in dollars per share)	$ 0.56	$ 6.58	$ 6.58	$ 5.24
Weighted average exercise price, options granted (in dollars per share)	10.26	0.45		8.25
Weighted average exercise price, options exercised (in dollars per share)	0.13	0.20		5.96
Weighted average exercise price, options cancelled (in dollars per share)	0.15
Weighted average exercise price, ending balance (in dollars per share)	0.66	0.56		$ 6.58
Weighted average exercise price, options vested and expected to vest (in dollars per share)	0.66	$ 0.56
Weighted average exercise price, options exercisable (in dollars per share)	$ 0.29
Weighted- Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 1 month 6 days		9 years 7 months 6 days	9 years 6 months
Stock options granted, weighted average remaining contractual term	9 years 9 months 18 days
Stock options exercised, weighted average remaining contractual term	9 years	9 years 7 months 6 days		8 years 9 months 18 days
Stock options vested and expected to vest, weighted average remaining contractual term	9 years 1 month 6 days	9 years 7 months 6 days
Stock options exercisable, weighted average remaining contractual term	9 years
Aggregate Intrinsic Value
Stock options outstanding, aggregate intrinsic value, beginning balance	$ 245,746	$ 3,020	$ 3,020	$ 2,943
Stock options granted, aggregate intrinsic value	1,440
Stock options exercised, aggregate intrinsic value	6,083
Stock options outstanding, aggregate intrinsic value, ending balance	298,358	245,746		$ 3,020
Stock options vested and expected to vest, aggregate intrinsic value	298,358	$ 245,746
Stock options exercisable, aggregate intrinsic value	$ 90,358
Weighted Average Exercise Price per Share, Options cancelled		$ 1.58		$ 7.31
Number of Shares Available for Grant, Additional shares authorized		39,526,375		480,283
Number of Shares Available for Grant, Options granted		(37,663,242)		(913,090)
Number of Shares Available for Grant, RSA's granted		(1,617,264)		(703)
Number of Shares Available for Grant, Options cancelled		1,309,020		282,413
Number of Shares Outstanding Options, Additional shares authorized		0		0
Number of Shares Outstanding Options, Options granted	645,796	37,663,242		913,090
Number of Shares Outstanding Options, RSA's granted		0		0
Number of Shares Outstanding Options, Options cancelled		(1,309,020)		(282,413)
Weighted Average Exercise Price per Share, Option granted	$ 10.26	$ 0.45		$ 8.25
Exercisable-December 31, 2020		$ 0.28
Weighted Average Remaining Contractual Term (in years), Options granted		9 years 4 months 24 days		7 years 6 months
Weighted Average Remaining Contractual Term (in years), Options exercised		9 years 6 months		6 months
Exercisable-December 31, 2020		9 years 4 months 24 days
Aggregate Intrinsic Value, Options granted		$ 363,941		$ 206
Aggregate Intrinsic Value, Options exercised		121,106		21
Aggregate Intrinsic Value, Options cancelled				$ 330
Exercisable-December 31, 2020		$ 50,493